APPROVAL OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2018
APPROVAL OF THE FINANCIAL STATEMENTS [abstract]
Disclosure of approval of the financial statements
38.	APPROVAL OF THE FINANCIAL STATEMENTS
The consolidated financial statements were approved and authorized for issue by the Board of Directors on March 21, 2019.